GOODWILL	12 Months Ended
Dec. 31, 2012
GOODWILL [Abstract]
GOODWILL
11.	GOODWILL

The change in the carrying amounts of goodwill by reporting unit which is the same as reportable segment is as follows:

	2011				2012
		Mobile	Internet			Mobile	Internet
	WVAS	games	games	Total	WVAS	games	games	Total

Gross amount:
Beginning balance	$41,807,165	$5,032,559	65,511,270	$112,350,994	43,923,184	5,267,663	68,831,261	118,022,108
Goodwill recognized in acquisition	-	-	-	-	-	14,953,476	-	14,953,476
Exchange differences	2,116,019	235,104	3,319,991	5,671,114	6,198	52,909	(422,962)	(363,855)

Ending balance	43,923,184	5,267,663	68,831,261	118,022,108	43,929,382	20,274,048	68,408,299	132,611,729

Accumulated impairment loss:
Beginning balance	(21,623,279)	-	(3,022,040)	(24,645,319)	(41,878,521)	-	(3,176,478)	(45,054,999)
Charge for the year	(20,255,242)	-	-	(20,255,242)	-	-	-	-
Exchange differences	-	-	(154,438)	(154,438)	-	-	(5,707)	(5,707)

Ending balance	(41,878,521)	-	(3,176,478)	(45,054,999)	(41,878,521)	-	(3,182,185)	(45,060,706)

Goodwill, net	$2,044,663	$5,267,663	$65,654,783	$72,967,109	$2,050,861	$20,274,048	$65,226,114	$87,551,023

Goodwill is tested for impairment at the reporting unit level (operating segment or one level below an operating segment) on an annual basis (December 31 for the Company).

As of December 31, 2010, the fair value of reporting units were estimated using a combination of income-based and market-based valuation methodologies. Under the income approach, forecasted cash flow of a reporting unit is discounted to a present value using a discount rate commensurate with the risks of those cash flows. The discounted cash flows for each reporting unit were based on discrete financial forecasts developed by management. Cash flows beyond the forecasted period and discrete forecast were estimated using a terminal value calculation, which incorporated historical and forecasted financial trends for each reporting unit and considered long-term earnings growth rates for publicly traded peer companies. Under the market approach, the fair value of a reporting unit is estimated based on the revenues and earnings multiples of a group of comparable public companies. Since internet game reporting unit had not met the revenue and earnings growth forecast as a result of a decline in expected business performance, internet game reporting unit failed in the first step of the impairment test and recorded an impairment loss of $2,998,317 based on the result of the second step of the impairment test.

During 2011, the Company determined that due to the significant decline in its stock price for a sustained period, there was an impairment indicator related to goodwill, and hence, the Company performed an impairment test on goodwill as of September 30, 2011. The Company estimated the fair values of the reporting units using the income approach valuation methodology. The market-based valuation methodology is not considered as appropriate because of volatility of the general market condition as well as the significant fluctuations in the multiples of the comparable companies. The income approach valuations included cash flow discount rates of 22.0%, 22.5% and 25.0%, and terminal value growth rates of 3%, 3% and 3% for WVAS, mobile games and internet games reporting units, respectively. Since the fair value of WVAS reporting unit is lower than its carrying value as a result of a decline of expected business performance, WVAS reporting unit failed in the first step of the impairment test and the Company determined that there is an impairment loss of $20,255,242 relating to the unit as of September 30, 2011 based on result of the second step of the impairment test. For the purpose of its annual goodwill impairment test, the Company performed another test as of December 31, 2011 using the same valuation methodology and assumptions on relevant discount rates and growth rates described above and concluded that no further impairment loss needs to be recognized as of December 31, 2011.

As of December 31, 2012, the Company performed an annual impairment test on goodwill. The Company estimated the fair values of the reporting units using the income approach valuation methodology. The market-based valuation methodology is not considered as appropriate because of volatility of the general market condition as well as the significant fluctuations in the multiples of the comparable companies. The income approach valuations included cash flow discount rates of 25.0%, 24.0% and 26.0%, and terminal value growth rates of 1%, 1% and 3% for WVAS, mobile games and internet games reporting units, respectively. Based on the annual goodwill impairment test, the fair value of each reporting unit was more than the respective carrying value. As a result, there was no goodwill impairment needed to be recognized for the fiscal year 2012.

During the years ended December 31, 2010, 2011 and 2012, the Company recognized goodwill impairment losses of $2,998,317, $20,255,242 and $nil, respectively.